Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of Intangible Assets

€ millions	Software and	Acquired	Customer	Total
	Database Licenses	Technology	Relationships and
			Other Intangibles
Historical cost
1/1/2022	833	2,996	6,734	10,563
Foreign currency exchange differences	8	170	337	515
Additions from business combinations	0	65	98	163
Other additions	244	0	65	309
Retirements/disposals	-115	-703	-92	-910
Transfers	87	-1	-85	1
12/31/2022	1,057	2,527	7,057	10,641
Foreign currency exchange differences	-1	-65	-185	-251
Additions from business combinations	0	121	355	476
Other additions	22	3	59	84
Retirements/disposals	-92	-767	-2,307	-3,166
Transfers	87	0	-87	0
12/31/2023	1,073	1,819	4,892	7,784

Accumulated amortization
1/1/2022	547	2,398	3,653	6,598
Foreign currency exchange differences	7	137	171	315
Additions amortization	99	209	458	766
Retirements/disposals	-109	-703	-61	-873
12/31/2022	544	2,041	4,221	6,806
Foreign currency exchange differences	-1	-57	-118	-176
Additions amortization	146	77	305	528
Retirements/disposals	-95	-477	-1,307	-1,879
12/31/2023	594	1,584	3,101	5,279

Carrying amount
12/31/2022	513	486	2,836	3,835
12/31/2023	479	235	1,791	2,505

Schedule of Significant Intangible Assets

€ millions, unless otherwise stated			Remaining
	Carrying Amount		Useful Life
	2023	2022	(in years)
Concur – Customer relationships	588	704	7	to	11
LeanIX - Customer relationships	345	0			13
Callidus – Customer relationships	147	181			9
Signavio – Customer relationships	178	183			13
Total significant intangible assets	1,258	1,068